CONVERTIBLE NOTES	9 Months Ended
May 31, 2021
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE NOTES [Text Block]

6. CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes due in 2022, of which $19.99 million remained outstanding at May 31, 2021 (the "Convertible Notes"). The Convertible Notes bear interest at a rate of 6 7/8% per annum, payable semi-annually on January 1 and July 1 of each year, in cash or at the election of the Company, in common shares of the Company or a combination of cash and common shares, and will mature on July 1, 2022, unless earlier repurchased, redeemed or converted.

Upon maturity the Convertible Notes are to be settled by the Company in cash. The Convertible Notes are convertible at any time prior to maturity at the option of the holder, and conversion may be settled, at the Company's election, in cash, common shares, or a combination of cash and common shares. The conversion rate of the Convertible Notes is 100.1111 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $9.989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares on June 27, 2017.

The Convertible Notes contain multiple embedded derivatives (the "Convertible Note Derivatives") relating to the conversion and redemption options. The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods at $5.381 million (see below). At inception, the debt portion of the Convertible Notes were reduced by the estimated fair value of the Convertible Note Derivatives of $5.381 million and transaction costs relating to the Convertible Notes of $1.049 million resulting in an opening balance of $13.570 million. The Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method.

On January 2, 2018, the Company issued 244,063 common shares in settlement of $0.691 million of bi-annual interest payable on the outstanding Convertible Notes.

On July 3, 2018, the Company issued 757,924 common shares in settlement of $0.724 million of bi-annual interest payable on the outstanding Convertible Notes.

On January 2, 2019, the Company issued 545,721 common shares in settlement of $0.687 million of bi-annual interest payable on the outstanding Convertible Notes.

On July 1, 2019, the Company paid $0.687 million in cash for bi-annual interest payable on the outstanding Convertible Notes.

On January 2, 2020, the Company issued 517,468 common shares in settlement of $0.687 million of bi-annual interest payable on the outstanding Convertible Notes.

On July 2, 2020, the Company issued 526,471 common shares in settlement of $0.687 million of bi-annual interest payable on the outstanding Convertible Notes.

On January 2, 2021, the Company paid $0.687 million in cash for bi-annual interest payable on the outstanding Convertible Notes.

On July 2, 2021, the Company paid $0.687 million in cash for bi-annual interest payable on the outstanding Convertible Notes.

Due to a limitation on conversion contained in the indenture governing the Convertible Notes, dated June 30, 2017 between the Company and The Bank of New York Mellon, no more than 2,954,278 common shares, being 19.9% of the number of common shares outstanding on June 30, 2017, may be issued in settlement of interest payments or conversions related to the Convertible Notes. Currently, a total of 361,312 common shares remain available for settlement of future interest payments or conversions.

The components of the Convertible Notes are as follows:

Convertible Note balance August 31, 2019	$16,075
Interest payments	(1,374)
Accretion and interest incurred during the year	2,668
Gain on embedded derivatives during the year ended August 31, 2020	(157)
Convertible Note balance August 31, 2020	$17,212
Interest payment	(687)
Accretion and interest incurred during the period	2,195
Loss on embedded derivatives during the period ended May 31, 2021	189
Convertible Note balance May 31, 2021	$18,909

Embedded Derivatives

The Convertible Note Derivatives were valued upon initial recognition at a fair value of $5.381 million using partial differential equation methods and are subsequently re-measured at fair value at each period-end through the consolidated statement of net loss and comprehensive loss. The fair value of the Convertible Note Derivatives was $229 at May 31, 2021 and $40 at August 31, 2020 resulting in a loss of $189 for the period.